Post-employment benefits - Sensitivity of key assumptions (Detail) - EUR (€) € in Millions		Dec. 31, 2021	Dec. 31, 2020
Actuarial assumption of discount rates [member]
Post-employment benefits [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption		€ (196)	€ (226)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption		241	265
Actuarial assumption of expected rates of inflation [member]
Post-employment benefits [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption		99	86
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption		(83)	(78)
Actuarial assumption of expected rates of salary increases [member]
Post-employment benefits [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption		19	16
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption		(18)	(19)
Actuarial assumption of life expectancy after retirement [member]
Post-employment benefits [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	[1]	€ 48	€ 51

[1]	The mortality table (i.e. longevity) also impacts the DBO. The above sensitivity table illustrates the impact on the DBO of a further 10% decrease in the assumed rates of mortality for the company’s major plans. A 10% decrease in assumed mortality rates equals improvement of life expectancy by 0.5 - 1 year.